Adoption of U.S. GAAP - Reconciliation of Condensed Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue	$ 6,012,000	$ 4,247,000	$ 0
Cost of sales	3,284,000	1,876,000	0
General and administrative expenses	37,191,000	36,640,000	8,003,000
Research and development	13,055,000	9,636,000	5,924,000
Depreciation expense	14,326,000	10,728,000	3,031,000
Other operating expenses, net	29,023,000	14,002,000	5,449,000
Total costs and expenses	96,879,000	72,882,000	22,407,000
Operating loss	(90,867,000)	(68,635,000)	(22,407,000)
Finance costs, net	(652,000)	(9,738,000)	35,000
Change in fair value of financial instruments	58,311,000	17,983,000	9,637,000
Loss on extinguishment of debt	0	(37,216,000)	(9,240,000)
Other income (expense), net	1,140,000	1,069,000	594,000
Total other income (expense), net		(27,902,000)	1,026,000
Loss before income tax	(32,068,000)	(96,537,000)	(21,381,000)
Income tax (expense) benefit	(4,573,000)	232,000	(148,000)
Net loss	(36,641,000)	(96,305,000)	(21,529,000)
Foreign currency translation loss, net of tax	(226,000)	(86,000)	0
Comprehensive loss	$ (36,867,000)	$ (96,391,000)	$ (21,529,000)
Basic loss for the period attributable to common stockholders (in dollars per share)	$ (0.44)	$ (5.78)	$ (1.34)
Weighted average number of ordinary shares (basic) (in shares)	83,188,276	16,655,634	16,029,826
Diluted loss for the period attributable to common stockholders (in dollars per share)	$ (0.66)	$ (5.78)	$ (1.34)
Weighted average number of ordinary shares (diluted) (in shares)	83,798,149	16,655,634	16,029,826
IFRS
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		$ 4,247,000	$ 0
Cost of sales		1,876,000	0
General and administrative expenses		36,649,000	8,127,000
Research and development		9,640,000	5,878,000
Depreciation expense		10,825,000	3,182,000
Other operating expenses, net		14,002,000	5,476,000
Total costs and expenses		72,992,000	22,663,000
Operating loss		(68,745,000)	(22,663,000)
Finance costs, net		(11,769,000)	(22,000)
Change in fair value of financial instruments		(42,102,000)	(84,224,000)
Loss on extinguishment of debt		3,576,000	(7,466,000)
Other income (expense), net		1,067,000	597,000
Total other income (expense), net		(49,228,000)	(91,115,000)
Loss before income tax		(117,973,000)	(113,778,000)
Income tax (expense) benefit		232,000	(148,000)
Net loss		(117,741,000)	(113,926,000)
Foreign currency translation loss, net of tax		(86,000)	0
Comprehensive loss		$ (117,827,000)	$ (113,926,000)
Basic loss for the period attributable to common stockholders (in dollars per share)		$ (7.07)	$ (7.11)
Weighted average number of ordinary shares (basic) (in shares)		16,655,634	16,029,826
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ (7.07)	$ (7.11)
Weighted average number of ordinary shares (diluted) (in shares)		16,655,634	16,029,826
Adjustments/ Reclassifications
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue		$ 0	$ 0
Cost of sales		0	0
General and administrative expenses		(9,000)	(124,000)
Research and development		(4,000)	46,000
Depreciation expense		(97,000)	(151,000)
Other operating expenses, net		0	(27,000)
Total costs and expenses		(110,000)	(256,000)
Operating loss		110,000	256,000
Finance costs, net		2,031,000	57,000
Change in fair value of financial instruments		60,085,000	93,861,000
Loss on extinguishment of debt		(40,792,000)	(1,774,000)
Other income (expense), net		2,000	(3,000)
Total other income (expense), net		21,326,000	92,141,000
Loss before income tax		21,436,000	92,397,000
Income tax (expense) benefit		0	0
Net loss		21,436,000	92,397,000
Foreign currency translation loss, net of tax		0	0
Comprehensive loss		$ 21,436,000	$ 92,397,000
Basic loss for the period attributable to common stockholders (in dollars per share)		$ 1.29	$ 5.76
Weighted average number of ordinary shares (basic) (in shares)		0	0
Diluted loss for the period attributable to common stockholders (in dollars per share)		$ 1.29	$ 5.76
Weighted average number of ordinary shares (diluted) (in shares)		0	0